Schedule of short term loans (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Dec. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Nov. 13, 2024 CAD ($)	Jun. 24, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Short-term loans		$ 6,891		$ 4,734
RE royalty [member]
IfrsStatementLineItems [Line Items]
Short-term loans					$ 3,000
Geddes construction loan [member]
IfrsStatementLineItems [Line Items]
Short-term loans						$ 2,600
NY green bank credit facility [Member]
IfrsStatementLineItems [Line Items]
Short-term loans	$ 2,738	3,891	$ 8,000
Floating interest rate [member] | Line of credit [member]
IfrsStatementLineItems [Line Items]
Short-term loans
Floating interest rate [member] | Geddes construction loan [member]
IfrsStatementLineItems [Line Items]
Short-term loans				1,734
Fixed interest rate [member] | RE royalty [member]
IfrsStatementLineItems [Line Items]
Short-term loans		3,000		3,000
Fixed interest rate [member] | NY green bank credit facility [Member]
IfrsStatementLineItems [Line Items]
Short-term loans		$ 3,891